Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 15,572	$ 19,306	$ 16,150
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,689
Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	23
Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	3,221	9,980
Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,153	6,654
Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,509
Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	750
Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	1,085
Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	269
Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	432
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		113
(Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	15,572	19,306
(Level 1) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	2,689
(Level 1) [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	23
(Level 1) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	3,221	9,980
(Level 1) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	5,153	6,654
(Level 1) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	4,509
(Level 1) [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	750
(Level 1) [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	1,085
(Level 1) [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	269
(Level 1) [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0	432
(Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value		$ 113
(Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 2) [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Common/Collective Trust, Money Market [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	0
(Level 3) [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 0